AMOUNT DUE TO DIRECTOR	12 Months Ended
Dec. 31, 2025
Amount Due To Director
AMOUNT DUE TO DIRECTOR

NOTE 11 - AMOUNT DUE TO DIRECTOR

Amount due from director consisted of the following:

	As of December 31,
	2024	2025
	S$’000	S$’000

Amount due to director	1,129	218

Amount due to the director had a balance of S$1,129,000 and S$218,000 as of December 31, 2024, and 2025, respectively. It pertains to shareholder loans provided by Ms. Lee to the company to fund the offering costs. The original loan amount was up to US$800,000 and was increased to up to US$1,000,000. The Company intends to repay the loan in full, in accordance with the terms of the loan agreement. The loan is repayable upon the earlier of the listing of the Ordinary Shares on Nasdaq or March 31, 2025, and further extended to March 31, 2026. As of the date of this report, the outstanding balance has been fully repaid.

During the year ended December 31, 2025, the director provided additional advances to the Company amounting to S$730,000. These amounts are unsecured, interest-free and repayable on demand.

The amounts are unsecured, interest-free and repayable on demand.